Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Stock Purchase and Savings Program
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

Schedule H, Line 4i-Schedule of Assets (Held at End of Year)

December 31, 2025

	Shares or
	Principal	Fair
Description	Amount	Value

*Notes receivable from participants	Interest rates ranging from 4.25% to 9.50%, various maturity dates	$4,247,749

*Party-in-interest